STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
STOCK-BASED COMPENSATION
Summary of compensation cost for stock-based payment arrangements recognized in general and administrative expense

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Compensation expense
Stock options	$1,908	$1,989	$4,970	$5,642
Restricted stock	4,189	3,805	8,109	7,162
	$6,097	$5,794	$13,079	$12,804

	September 30,
	2014	2013	2012
	(in thousands)
Compensation expense
Stock options	$11,268	$11,512	$9,791
Restricted stock	15,435	11,759	8,287

	$26,703	$23,271	$18,078

Summary of weighted-average assumptions utilized in determining the fair value of options granted
	2015	2014

Risk-free interest rate	1.7%	1.6%
Expected stock volatility	36.9%	52.6%
Dividend yield	3.9%	3.1%
Expected term (in years)	5.5	5.5

	2014	2013	2012
Risk-free interest rate	1.6%	0.7%	1.0%
Expected stock volatility	52.6%	53.9%	53.3%
Dividend yield	3.1%	1.1%	0.4%
Expected term (in years)	5.5	5.5	5.5

Summary of stock option activity

	Three Months Ended March 31, 2015
			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
	Shares	Exercise	Contractual Term	Value
Options	(in thousands)	Price	(in years)	(in millions)

Outstanding at January 1, 2015	2,931	$47.96
Granted	—	—
Exercised	(20)	51.38
Forfeited/Expired	(2)	76.68
Outstanding at March 31, 2015	2,909	$47.91	5.6	$61.8
Vested and expected to vest at March 31, 2015	2,902	$47.86	5.6	$61.8

Exercisable at March 31, 2015	2,147	$41.22	4.6	$58.7

	Six Months Ended March 31, 2015
		Weighted-
		Average
	Shares	Exercise
Options	(in thousands)	Price

Outstanding at October 1, 2014	2,629	$43.46
Granted	420	68.83
Exercised	(124)	21.56
Forfeited/Expired	(16)	68.59
Outstanding at March 31, 2015	2,909	$47.91

        The following summary reflects the stock option activity for our common stock and related information for fiscal 2014, 2013 and 2012 (shares in thousands):

	2014		2013		2012
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at October 1,	3,991	$34.12	4,690	$29.56	4,589	$25.84
Granted	261	79.67	365	54.18	456	59.68
Exercised	(1,613)	26.08	(1,057)	20.68	(314)	17.24
Forfeited/Expired	(10)	68.82	(7)	52.32	(41)	42.21

Outstanding on September 30,	2,629	$43.46	3,991	$34.12	4,690	$29.56

Exercisable on September 30,	1,884	$35.93	3,063	$28.48	3,575	$24.66

Shares available to grant	3,432		4,116		5,082

Summary of information about outstanding and exercisable stock options

        The following table summarizes information about stock options at September 30, 2014 (shares in thousands):

	Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices	Options	Weighted-Average Remaining Life	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
$16.01 to $35.105	1,108	2.7	$27.00	1,108	$27.00
$38.015 to $54.18	896	6.6	$46.74	574	$43.36
$59.76 to $79.67	625	8.0	$67.91	202	$63.76

$16.01 to $79.67	2,629	5.3	$43.46	1,884	$35.93

Summary of restricted stock awards and changes in restricted stock outstanding

	Six Months Ended
	March 31, 2015
		Weighted-
		Average
	Shares	Grant-Date
Restricted Stock Awards	(in thousands)	Fair Value

Unvested at October 1, 2014	634	$64.03
Granted	275	68.83
Vested (1)	(214)	54.18
Forfeited	(8)	66.51
Unvested at March 31, 2015	687	$66.93

(1)	The number of restricted stock awards vested includes shares that we withheld on behalf of our employees to satisfy the statutory tax withholding requirements.

        A summary of the status of our restricted stock awards as of September 30, 2014, and of changes in restricted stock outstanding during the fiscal years ended September 30, 2014, 2013 and 2012, is as follows (shares in thousands):

	2014		2013		2012
	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share
Outstanding at October 1,	576	$55.17	430	$52.52	323	$42.38
Granted	230	79.67	307	54.18	244	59.76
Vested (1)	(157)	54.08	(155)	45.88	(119)	40.21
Forfeited/Expired	(15)	67.92	(6)	54.67	(18)	49.75

Outstanding on September 30,	634	$64.03	576	$55.17	430	$52.52
(1)	The number of restricted stock awards vested includes shares that we withheld on behalf of our employees to satisfy the statutory tax withholding requirements.